Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Basic Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 79.8%
Air Products & Chemicals Inc.	100,950	$28,935,299
Albemarle Corp.	49,679	4,096,530
Ashland Global Holdings Inc.	28,922	2,183,033
Avient Corp.	45,952	1,098,253
Axalta Coating Systems Ltd.(a)	100,096	2,222,131
Cabot Corp.	28,538	1,041,066
Celanese Corp.	54,916	5,337,835
CF Industries Holdings Inc.	100,778	3,157,375
Chemours Co. (The)	80,606	1,493,629
Corteva Inc.(a)	344,512	9,839,263
Dow Inc.(a)	328,253	13,478,068
DuPont de Nemours Inc.	254,453	13,608,147
Eastman Chemical Co.	63,284	4,722,885
Ecolab Inc.	113,175	21,172,779
Element Solutions Inc.(a)	109,444	1,188,562
FMC Corp.	59,945	6,357,167
HB Fuller Co.	25,741	1,167,097
Huntsman Corp.	94,978	1,757,093
Ingevity Corp.(a)	20,635	1,206,735
International Flavors & Fragrances Inc.	49,502	6,234,777
Linde PLC	239,616	58,732,278
LyondellBasell Industries NV, Class A	118,635	7,417,060
Mosaic Co. (The)	166,586	2,243,913
NewMarket Corp.	3,567	1,336,947
Olin Corp.	81,082	911,362
PPG Industries Inc.	108,411	11,670,444
RPM International Inc.	60,256	4,916,287
Scotts Miracle-Gro Co. (The)(b)	18,611	2,951,146
Sensient Technologies Corp.	21,304	1,112,282
Valvoline Inc.	89,298	1,832,395
Westlake Chemical Corp.	17,602	959,309
WR Grace & Co.	27,525	1,269,728

		225,650,875

Metals & Mining — 19.7%
Alcoa Corp.(a)	92,614	1,203,982
Allegheny Technologies Inc.(a)	69,202	601,365
Arconic Corp.(a)	50,151	816,960
Carpenter Technology Corp.	21,769	486,755
Commercial Metals Co.	59,257	1,225,435

Security	Shares	Value

Metals & Mining (continued)
Freeport-McMoRan Inc.	669,391	$8,648,532
Newmont Corp.	367,116	25,404,427
Nucor Corp.	139,592	5,855,884
Reliance Steel & Aluminum Co.	30,036	2,951,337
Royal Gold Inc.	30,634	4,286,616
Steel Dynamics Inc.	99,588	2,729,707
U.S. Steel Corp.(b)	114,503	762,590
Worthington Industries Inc.	19,474	728,717

		55,702,307

Oil, Gas & Consumable Fuels — 0.1%
Peabody Energy Corp.	57,478	179,331

Paper & Forest Products — 0.2%
Domtar Corp.	30,128	632,387

Total Common Stocks — 99.8% (Cost: $313,638,329)		282,164,900

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(c)(d)(e)	256,957	257,239
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(c)(d)	327,000	327,000

		584,239

Total Short-Term Investments — 0.2% (Cost: $584,026)		584,239

Total Investments in Securities — 100.0% (Cost: $314,222,355)		282,749,139

Other Assets, Less Liabilities — 0.0%		108,204

Net Assets — 100.0%		$282,857,343

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,978,484	$—	$(7,719,995	)(a)	13,026	$(14,276)	$257,239	256,957	$16,665	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	357,000	—	(30,000	)(a)	—	—	327,000	327,000	185		—

					$13,026	$(14,276)	$584,239		$16,850		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Basic Materials ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	1	09/18/20	$186	$8,678
S&P Select Sector Industrial E-Mini Index	6	09/18/20	432	11,386

				$20,064

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$282,164,900	$—	$—	$282,164,900
Money Market Funds	584,239	—	—	584,239

	$282,749,139	$—	$—	$282,749,139

Derivative financial instruments(a)
Assets
Futures Contracts	$20,064	$—	$—	$20,064

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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